SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (3,820,639)	$ (1,015,579)	$ (1,373,887)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for expected credit losses	(1,593,891)	(995,725)	(1,084,649)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(469,505)	(181,905)	35,262
Amount due to intercompany	(319,610)	(598,063)	273,650
Other payables and other current liabilities	(234,678)	(67,429)	74,527
Net cash used in operating activities	(47,209)	(926,667)	(646,479)
Cash flows from investing activities:
Loans to third parties	(34,698,024)	(4,515,050)
Advance to investment consultant	(2,000,000)
Net cash used in investing activities	(38,863,800)	(3,366,649)	(87,189)
Cash flows from financing activities:
Payment of offering costs		(188,119)	(127,300)
Net proceeds from initial public offering		5,368,773
Net proceeds from issuance of ordinary shares via ATM program	7,722,420
Net cash provided by financing activities	38,421,795	5,138,754	419,486
Net (decrease) increase in cash and restricted cash	(465,232)	845,358	(306,920)
Cash and restricted cash at the beginning of the year	1,079,565	234,207	541,127
Total cash and restricted cash shown in the statements of cash flows	614,333	1,079,565	234,207
Non-cash transactions:
Reclassification of deferred offering cost		585,755
Parent Company [Member]
Cash flows from operating activities:
Net loss	(3,817,708)	(1,013,575)	(1,371,141)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries	1,435,940	568,398	1,251,141
Provision for expected credit losses	1,315,200
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(208,181)	(150,502)
Amount due to intercompany	65,000
Other payables and other current liabilities	180,000	32,750	120,000
Net cash used in operating activities	1,029,749	(562,929)
Cash flows from investing activities:
Loans to third parties	(4,160,000)	(4,515,050)
Proceeds from repayment of loans receivable from third parties	1,000,000
Investment in subsidiaries	(1,451,000)	(202,000)
Advance to investment consultant	(2,000,000)
Net cash used in investing activities	(6,611,000)	(4,717,050)
Cash flows from financing activities:
Payment of offering costs		(88,199)
Net proceeds from initial public offering		5,368,773
Net proceeds from issuance of ordinary shares via ATM program	7,722,420
Net cash provided by financing activities	7,722,420	5,280,574
Net (decrease) increase in cash and restricted cash	81,671	595
Cash and restricted cash at the beginning of the year	595
Total cash and restricted cash shown in the statements of cash flows	82,266	595
Non-cash transactions:
Reclassification of deferred offering cost		$ 80,000